Cover	Dec. 06, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 06, 2021
Entity File Number	001-34762
Entity Registrant Name	FIRST FINANCIAL BANCORP.
Entity Central Index Key	0000708955
Entity Tax Identification Number	31-1042001
Entity Incorporation, State or Country Code	OH
Entity Address, Address Line One	255 East Fifth Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	877
Local Phone Number	322-9530
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, No par value
Trading Symbol	FFBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false